Pursuant to the Fund’s procedures adopted under Rule 10f-3, the Fund’s Board of Directors/Trustees receives a quarterly report in the form of a checklist as to the satisfaction of the applicable conditions of paragraph (c)(1) through (c)(8) of Rule 10f-3.

Fund	AC Alternatives Market Neutral Value Fund
Issuer	2020 Cash Mandatory Exchangeable Trust (Conv)
Ticker/Sedol	CSHZZM / 901375105
Principal Amount (US$)	$1,860,465,000
Principal Amount (Foreign$)	N/A
Amount Purchased (US$)	$1,000,000
Amount Purchased (Foreign$)	N/A
Trade Date	6/24/2020
Price (US$)	$1000
Price-Foreign	N/A
Underwriter	Goldman Sachs & Co LLC
Other Syndicate Members:	Morgan Stanley & Co. LLC

Citigroup Global Markets Inc.

J.P. Morgan Securities LLC

Barclays Capital Inc.

BofA Securities, Inc.

Deutsche Bank Securities Inc.

Mizuho Securities USA LLC

BNP Paribas Securities Corp.

Credit Agricole Securities (USA) Inc.

Nomura Securities International, Inc.

RBC Capital Markets, LLC

SMBC Nikko Securities America, Inc.

SG Americas Securities, LLC

Academy Securities, Inc.

Loop Capital Markets LLC

Samuel A. Ramirez & Company, Inc.

Siebert Williams Shank & Co., LLC
Underwriting Spread	1.25%
Currency	USD

Fund	Small Cap Value Fund
Issuer	Leslie’s Inc
Ticker/Sedol	LESL / 527064109
Principal Amount (US$)	$680,000,000
Principal Amount (Foreign$)	N/A
Amount Purchased (US$)	$3,479,101
Amount Purchased (Foreign$)	N/A
Trade Date	10/29/2020
Price (US$)	$17
Price-Foreign	N/A
Underwriter	Goldman Sachs & Co LLC
Other Syndicate Members:	Morgan Stanley & Co. LLC

BofA Securities, Inc.

Nomura Securities International, Inc

Jefferies & Company, Inc.

Robert W. Baird & Co. Incorporated

Guggenheim Securities LLC

Piper Sandler & Co

William Blair & Company L.L.C.

Telsey Advisory Group

Loop Capital Markets LLC

Samuel A. Ramirez & Company, Inc.

Amerivet Securities, Inc.
Underwriting Spread	5.75%
Currency	USD

Fund	Small Cap Value Fund
Issuer	Gates Industrial Corp PLC
Ticker/Sedol	GTES / G39108108
Principal Amount (US$)	$330,000,000
Principal Amount (Foreign$)	N/A
Amount Purchased (US$)	$15,603,360
Amount Purchased (Foreign$)	N/A
Trade Date	02/26/2021
Price (US$)	$15
Price-Foreign	N/A
Underwriter	Citigroup Global Markets, Inc
Other Syndicate Members:	Evercore Group LLC

Barclays Capital

Credit Suisse Securities USA LLC

Goldman Sachs

Morgan Stanley & Co LLC

RBC Capital Markets

Robert W Baird & Co

UBS Securities LLC

Nomura Securities International

Guggenheim Securities LLC

KeyBanc Capital Markets

Wells Fargo Securities LLC

Academy Securities Inc

Siebert Williams Shank & Co LL
Underwriting Spread	4.00%
Currency	USD

Fund	AC Alternatives Market Neutral Value Fund
Issuer	Hayward Holdings Inc
Ticker/Sedol	HAYW / 421298100
Principal Amount (US$)	$684,722,226
Principal Amount (Foreign$)	N/A
Amount Purchased (US$)	$335,648
Amount Purchased (Foreign$)	N/A
Trade Date	03/12/2021
Price (US$)	$17
Price-Foreign	N/A
Underwriter	BofA Securities
Other Syndicate Members:	Goldman Sachs & Co. LLC

Nomura Securities International, Inc.

Credit Suisse Securities (USA) LLC

Morgan Stanley & Co. LLC

Robert W. Baird & Co. Incorporated

Guggenheim Securities, LLC

Jefferies LLC

BMO Capital Markets Corp.

KeyBanc Capital Markets Inc.

William Blair & Company, L.L.C.

Houlihan Lokey Capital, Inc.

Moelis & Company LLC
Underwriting Spread	5.50%
Currency	USD

Fund	Small Cap Value Fund
Issuer	Hayward Holdings Inc
Ticker/Sedol	HAYW / 421298100
Principal Amount (US$)	$684,722,226
Principal Amount (Foreign$)	N/A
Amount Purchased (US$)	$19,573,324
Amount Purchased (Foreign$)	N/A
Trade Date	03/12/2021
Price (US$)	$17
Price-Foreign	N/A
Underwriter	BofA Securities
Other Syndicate Members:	Goldman Sachs & Co. LLC

Nomura Securities International, Inc.

Credit Suisse Securities (USA) LLC

Morgan Stanley & Co. LLC

Robert W. Baird & Co. Incorporated

Guggenheim Securities, LLC

Jefferies LLC

BMO Capital Markets Corp.

KeyBanc Capital Markets Inc.

William Blair & Company, L.L.C.

Houlihan Lokey Capital, Inc.

Moelis & Company LLC
Underwriting Spread	5.50%
Currency	USD